Consolidated Statements of Earnings - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Sales		$ 794,012	$ 843,215
Cost of sales
Cost of sales, excluding depletion		245,794	243,801
Depletion		252,287	262,380
Total cost of sales		498,081	506,181
Gross margin		295,931	337,034
General and administrative	[1]	51,650	34,673
Impairment charges			228,680
Earnings from operations		244,281	73,681
Gain on disposal of mineral stream interest		(245,715)
Other (income) expense		5,826	(13,535)
Earnings before finance costs and income taxes		484,170	87,216
Finance costs		41,187	30,399
Earnings before income taxes		442,983	56,817
Income tax (expense) recovery		(15,868)	886
Net earnings		$ 427,115	$ 57,703
Basic earnings per share		$ 0.96	$ 0.13
Diluted earnings per share		$ 0.96	$ 0.13
Weighted average number of shares outstanding
Basic		443,407	441,961
Diluted		443,862	442,442

[1]	Equity settled stock based compensation (a non-cash item) included in general and administrative expenses $ 5,432 $ 5,051